Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Apr. 20, 2017	Jan. 31, 2017
Convertible Unsecured Senior Notes
Subsequent Event [Line Items]
Loan amount		$ 225,000
Fixed interest rate		4.25%
OBAST
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 25,000